Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 25,251	$ 3,739	$ 5,483
Accounts receivable, net	31	34	38
Other receivable	17	19	780
Inventories	1,490	1,546	1,708
Prepaid expenses and other current assets	893	941	887
Total current assets	27,682	6,279	8,896
Property and equipment, net	962	1,035	1,275
Prepaid expenses and other assets	325	358	488
Total assets	29,822	8,558	11,538
Current liabilities:
Accounts payable	1,700	2,920	1,652
Accrued expenses	9,653	7,639	3,713
Forward purchase agreement warrant liability	37	24	472
Product warranty liability, current portion	264	287	282
Other current liabilities	379	518	573
Total current liabilities	12,211	11,562	7,538
Product warranty liability, net of current portion	1,550	1,605	1,771
Private warrant liability	3,830	5,835
Publicly traded warrant liability	941	551	662
Other liability	27	27	891
Total liabilities	19,270	20,325	30,380
Commitments and contingencies
Mezzanine equity
Warrants issued to placement agent as part of the 2025 Offerings (see Note 9)	391	391
Stockholders’ equity (deficit)
Preferred Stock, value
Common Stock, value	8	3	2
Additional paid-in capital	329,371	301,355	266,013
Accumulated deficit	(319,097)	(313,396)	(284,734)
Accumulated other comprehensive loss	(121)	(120)	(123)
Total stockholders’ equity (deficit)	10,161	(12,158)	(18,842)
Total liabilities, mezzanine equity, and stockholders’ equity (deficit)	29,822	8,558	11,538
Related Party
Current assets:
Operating lease right-of-use asset (related party)	853	886	879
Current liabilities:
Accrued interest (related party)			703
Operating lease liability, current portion (related party)	178	174	143
Term loans payable (related party)			18,716
Operating lease liability, net of current portion (related party)	$ 711	$ 745	$ 802